Note 15 - Stock-based Compensation (Tables)	12 Months Ended
Oct. 31, 2025
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]

	2025		2024
		Weighted		Weighted
	Number of	average	Number of	average
	options	exercise price	options	exercise price

Outstanding, beginning of period	819,125	$15.90	874,393	$15.90
Granted	10,000	15.90	-	-
Exercised	(6,775)	15.90	(38,153)	15.90
Forfeited/cancelled	(42,616)	15.90	(17,115)	15.90
Expired	-	-	-	-

Outstanding, end of period	779,734	$15.90	819,125	$15.90